UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

The Registrant, Sit Mutual Funds, Inc, is comprised of:

        Sit International Growth Fund (Series A)
        Sit Balanced Fund (Series B)
        Sit Developing Markets Growth Fund (Series C)
        Sit Small Cap Growth Fund (Series D)
        Sit Science and Technology Growth Fund (Series E)
        Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================
  Quantity     Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------
Common Stocks (97.4%) (2)
    Africa/Middle East (2.2%)
      Israel (2.2%)
     17,200    Amdocs, Ltd., A.D.R. (Tech. Services) (3)                375,476
     12,000    Teva Pharmaceutical, A.D.R. (Health Tech.)               311,400
                                                               ----------------
                                                                        686,876
                                                               ----------------
    Asia (35.7%)
      Australia (5.4%)
     20,568    Australia and New Zealand Banking
                 Group (Finance)                                        283,368
     58,000    BHP Billiton, Ltd. (Non-Energy Minerals)                 603,296
     16,900    News Corp., Ltd., A.D.R. (Consumer Svcs.)                529,477
      2,900    Rio Tinto, p.l.c., A.D.R. (Non-Energy Minerals)          315,085
                                                               ----------------
                                                                      1,731,226
                                                               ----------------
      Hong Kong/China (6.7%)
    102,300    Hongkong Land Holdings, Ltd. (Finance)                   201,531
     36,200    HSBC Holdings, p.l.c. (Finance)                          575,631
    160,000    Li & Fung, Ltd. (Retail Trade)                           229,801
    434,000    Petrochina Co., Ltd.   (Energy Minerals)                 232,359
     40,600    Sun Hung Kai Properties, Ltd. (Finance)                  382,673
    185,000    Techtronic Industries Co., Ltd.
                 (Consumer Durables)                                    364,162
    178,000    Tsingtao Brewing Co., Ltd. (Consumer Non-
                 Durables)                                              178,044
                                                               ----------------
                                                                      2,164,201
                                                               ----------------
      India (0.5%)
     11,500    ICICI Bank, A.D.R. (Finance)                             158,700
                                                               ----------------

      Japan (19.5%)
      8,100    AFLAC, Inc., A.D.R. (Finance)                            317,601
      8,000    Canon, Inc. (Electronic Technology)                      375,992
        128    Dentsu, Inc. (Consumer Services)                         342,603
         87    East Japan Railway (Transportation)                      449,939
      5,600    Honda Motor Co., Ltd. (Producer Mfg.)                    271,324
      2,500    Hitachi, Ltd. (Electronic Technology)                    150,875
      7,100    Ito En, Ltd. (Consumer Non Durables)                     309,858
      6,000    Ito-Yokado Co. (Retail)                                  205,780
     11,000    Kao Corp. (Consumer Non-Durables)                        243,025
         45    Mitsubishi Tokyo Financial Group, Inc.
                 (Finance)                                              375,221
     35,500    Nikko Cordial Corp. (Finance)                            143,978
     21,000    Nippon Oil Corp. (Energy Minerals)                       132,423
      4,000    NITTO DENKO Corp. (Producer Manufacturing)               184,004
     36,000    Nomura Holdings, Inc. (Finance)                          462,188
        192    NTT DoCoMo, Inc. (Communications)                        325,763
      3,500    Softbank Corp. (Technology Services)                     162,274
         93    Sumitomo Mitsui Financial Group, Inc.
                 (Finance)                                              531,597
     35,000    Takashimaya Co., Ltd. (Retail Trade)                     291,204
      8,500    Takeda Pharmaceutical Co. (Health Tech.)                 385,610
         29    UFJ Holdings, Inc. (Finance)                             127,088
     10,700    Yamada Denki Co. (Consumer Durables)                     368,915
      9,000    Yamato Transport Co., Ltd. (Transportation)              123,876
                                                               ----------------
                                                                      6,281,138
                                                               ----------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================
  Quantity     Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------
      Singapore (2.1%)
     43,446    DBS Group Holdings, Ltd. (Finance)                       412,887
     20,000    Flextronics Intl. (Electronic Tech.) (3)                 265,000
                                                               ----------------
                                                                        677,887
                                                               ----------------
      South Korea (0.5%)
     17,523    Industrial Bank of Korea, G.D.R. (Finance)               105,138
        750    Samsung Electronics Co., G.D.R.
                 (Electronic Technology)                                149,153
                                                               ----------------
                                                                        254,291
                                                               ----------------
      Thailand (1.0%)
    134,000    Advanced Info Services (Communications)                  323,476
                                                               ----------------

    Europe (50.0%)
      Finland (0.7%)
     15,050    Nokia Corp., A.D.R. (Electronic Tech.)                   206,486
                                                               ----------------

      France (7.3%)
     15,386    AXA (Finance)                                            311,293
      8,000    Business Objects, A.D.R. (Tech. Svcs.) (3)               186,480
      3,472    Danone (Consumer Non-Durables)                           272,965
      2,353    L'oreal Co. (Consumer Non-Durables)                      154,159
      3,213    Sanofi-Aventis (Health Technology) (3)                   233,049
      5,600    Schlumberger, Ltd. (Industrial Svcs.)                    376,936
      3,081    Total, S.A. (Energy Minerals)                            627,565
      6,437    Veolia Environment (Utilities)                           185,239
                                                               ----------------
                                                                      2,347,686
                                                               ----------------
      Germany (3.1%)
      3,855    Muenchener Rueckver (Finance)                            370,107
      2,723    SAP AG (Technology Services)                             424,438
      2,558    Siemens AG (Technology Services)                         188,113
                                                               ----------------
                                                                        982,658
                                                               ----------------
      Greece (1.4%)
     14,500    Top Tankers, Inc. (Transportation) (3)                   231,855
      6,000    Tsakos Energy Navigation, Ltd., A.D.R.
                 (Transportation)                                       210,900
                                                               ----------------
                                                                        442,755
                                                               ----------------

      Ireland (2.0%)
     27,500    Elan Corp., A.D.R. (Health Technology) (3)               643,500
                                                               ----------------

      Italy (1.7%)
     66,957    Telecom Italia (Saving) (Communications)                 206,655
     39,540    Telecom Italia (Ord.) (Communications)                    90,606
     47,750    Telecom Italia Mobile (Communications)                   257,387
                                                               ----------------
                                                                        554,648
                                                               ----------------
      Netherlands (3.4%)
     12,500    ASML Holding N.V., A.D.R.
                 (Electronic Technology) (3)                            160,875
      5,100    Core Labs N.V. (Industrial Services) (3)                 125,409
     18,210    ING Groep N.V. (Finance)                                 459,575
      7,185    Koninklijke (Royal) Philips Electronics N.V.
                 (Electronic Technology)                                164,555
      3,500    Royal Dutch Petroleum, A.D.R.
               (Energy Minerals)                                        180,600
                                                               ----------------
                                                                      1,091,014
                                                               ----------------
      Spain (1.8%)
     38,100    Telefonica, S.A. (Communications)                        570,211
                                                               ----------------

      Sweden (1.2%)
     12,500    Ericsson, A.D.R. (Electronic Tech.) (3)                  390,500
                                                               ----------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================
  Quantity     Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------
      Switzerland (9.5%)
      1,578    Adecco, S.A. (Commercial Services)                        78,350
     10,234    Credit Suisse Group (Finance)                            326,600
      2,358    Nestle, S.A. (Consumer Non-Durables)                     540,072
     12,586    Novartis, A.G. (Health Technology)                       586,614
      5,817    Roche Holdings, A.G. (Health Tech.)                      600,939
      2,987    Synthes, Inc. (Health Technology)                        325,324
      8,500    UBS, A.G. (Finance)                                      598,342
                                                               ----------------
                                                                      3,056,241
                                                               ----------------
      United Kingdom (17.9%)
      5,344    AstraZeneca, p.l.c. (Health Technology)                  220,948
      7,100    BP p.l.c., A.D.R. (Energy Minerals)                      408,463
     28,790    Barclays, p.l.c. (Finance)                               276,115
     50,056    Burberry Group, p.l.c. (Retail Trade)                    337,408
     13,914    Cairn Energy, p.l.c. (Energy Minerals) (3)               365,084
     56,034    Compass Group, p.l.c. (Consumer Services)                223,580
     16,666    Diageo, p.l.c. (Consumer Non-Durables)                   208,091
      6,500    GlaxoSmithkline, A.D.R. (Health Tech.)                   284,245
     78,055    Hilton Group, p.l.c. (Consumer Services)                 390,896
      8,778    Pearson, p.l.c. (Consumer Services)                       93,876
     13,754    Reckitt Benckiser, p.l.c. (Cons. Non-Durables)           336,993
     21,115    Royal Bank of Scotland (Finance)                         609,814
    124,762    Tesco, p.l.c. (Retail Trade)                             643,993
     38,380    Unilever, p.l.c. (Consumer Non-Durables)                 312,356
    288,239    Vodafone Group, p.l.c. (Communications)                  689,798
     37,200    WPP Group p.l.c. (Consumer Services)                     346,339
                                                               ----------------
                                                                      5,747,999
                                                               ----------------
    Latin America (1.6%)
      Mexico (1.6%)
      4,500    NII Holdings, Inc. (Communications) (3)                  185,445
     97,130    Wal-Mart de Mexico (Retail Trade)                        329,233
                                                               ----------------
                                                                        514,678
                                                               ----------------
    North America (7.9%)
      Canada (7.9%)
      8,500    Cognos, Inc. (Technology Services) (3)                   301,920
      4,500    EnCana Corp. (Energy Minerals)                           207,479
      5,300    Four Seasons Hotels, Inc. (Consumer Svcs.)               339,730
     12,500    Great Canadian Gaming Corp. (Consumer
                 Services) (3)                                          315,574
      5,500    Precision Drilling Corp. (Industrial Svcs.) (3)          316,250
      1,500    Research In Motion, Ltd. (Electonic Tech.) (3)           114,510
      6,050    Shoppers Drug Mart Corp. (Retail) (3)                    163,494
     12,500    Suncor Energy, Inc. (Energy Minerals)                    400,125
     14,100    Talisman Energy, Inc. (Energy Minerals)                  365,190
                                                               ----------------
                                                                      2,524,272
                                                               ----------------
Total common stocks                                                  31,350,443
      (cost: $29,458,035)                                      ----------------
Closed-End Mutual Fund (1.1%) (2)
     15,500    India Fund (Consumer Services)                           368,125
      (cost: $277,184)                                         ----------------
Short Term Securities (1.4%) (2)
    455,000    Sit Money Market Fund, 1.13% (4)                         455,000
      (cost: $455,000)                                         ----------------
Total investments in securities
      (cost:  $30,190,219) (5)                                      $32,173,568
                                                               ================

Assets in Excess of Other Liabilities (0.1%)                              6,513
                                                               ----------------
Total Net Assets                                                    $32,180,081
                                                               ================

                                                               ----------------
Aggregate Cost                                                       30,190,219
                                                               ----------------
Gross Unrealized Appreciation                                         3,996,371
Gross Unrealized Depreciation                                        (2,013,022)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                             1,983,349
                                                               ================
Notes To Schedule of Investments
--------------------------------
(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
Quantity/Par   Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------
Common Stocks (62.4%) (2)

   Communications (2.1%)
      4,900    Nextel Communications, Inc. (3)                          116,816
      6,000    Vodafone Group, A.D.R.                                   144,660
                                                               ----------------
                                                                        261,476
                                                               ----------------
   Consumer Durables (0.7%)
      1,800    Electronic Arts, Inc. (3)                                 82,782
                                                               ----------------

   Consumer Non-Durables (3.1%)
      1,000    Avon Products, Inc.                                       43,680
      3,700    PepsiCo, Inc.                                            180,005
      3,000    The Procter & Gamble Co.                                 162,360
                                                               ----------------
                                                                        386,045
                                                               ----------------
   Consumer Services (4.1%)
      2,600    Comcast Corp. (3)                                         73,424
      1,500    Harrah's Entertainment, Inc.                              79,470
      3,400    International Game Technology                            122,230
      5,360    Liberty Media Group (3)                                   46,739
        800    Marriott International, Inc.                              41,568
        500    Royal Caribbean Cruises, Ltd.                             21,800
      2,300    Time Warner, Inc. (3)                                     37,122
      2,500    Viacom, Inc.                                              83,900
                                                               ----------------
                                                                        506,253
                                                               ----------------
   Electronic Technology (8.8%)
      4,200    Analog Devices, Inc.                                     162,876
      4,100    Applied Materials, Inc. (3)                               67,609
     10,600    Cisco Systems, Inc. (3)                                  191,860
      3,600    Dell Computer Corp. (3)                                  128,160
      6,700    EMC Corp. (3)                                             77,318
      6,000    Intel Corp.                                              120,360
      3,000    Jabil Circuit, Inc. (3)                                   69,000
      2,800    Juniper Networks, Inc. (3)                                66,080
      4,000    Nokia Corp., A.D.R.                                       54,880
      3,600    Qualcomm, Inc.                                           140,544
                                                               ----------------
                                                                      1,078,687
                                                               ----------------
   Energy Minerals (5.8%)
      1,300    ConocoPhillips Co.                                       107,705
      1,200    Murphy Oil Corp.                                         104,124
      2,300    Occidental Petroleum Corp.                               128,639
      4,000    Suncor Energy, Inc.                                      128,040
      1,800    Valero Energy Corp.                                      144,378
      2,800    XTO Energy, Inc.                                          90,944
                                                               ----------------
                                                                        703,830
                                                               ----------------
   Finance (5.9%)
      2,321    American International Group, Inc.                       157,805
      4,666    Citigroup, Inc.                                          205,864
      2,300    Franklin Resources, Inc.                                 128,248
      1,000    Goldman Sachs Group, Inc.                                 93,240
      2,300    Wells Fargo Co.                                          137,149
                                                               ----------------
                                                                        722,306
                                                               ----------------
   Health Services (1.8%)
      3,000    UnitedHealth Group, Inc.                                 221,220
                                                               ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
Quantity/Par   Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------

   Health Technology (10.0%)
      3,300    Amgen, Inc. (3)                                          187,044
        800    Biogen, Inc. (3)                                          48,936
      2,300    Boston Scientific Corp. (3)                               91,379
      6,300    Elan Corp., A.D.R. (3)                                   147,420
      1,800    Eli Lilly and Co.                                        108,090
      2,100    Genentech, Inc. (3)                                      110,082
      2,800    Gilead Sciences, Inc. (3)                                104,664
      1,600    Johnson & Johnson                                         90,128
      1,300    Medtronic, Inc.                                           67,470
      5,755    Pfizer, Inc.                                             176,103
        400    Stryker Corp.                                             19,232
      2,600    Teva Pharmaceutical, Ltd., A.D.R.                         67,470
                                                               ----------------
                                                                      1,218,018
                                                               ----------------
   Industrial Services (0.9%)
      1,600    Schlumberger Ltd.                                        107,696
                                                               ----------------

   Producer Manufacturing (5.8%)
      1,000    Caterpillar, Inc.                                         80,450
      1,600    Danaher Corp.                                             82,048
        800    Eaton Corp.                                               50,728
      7,500    General Electric Co.                                     251,850
      1,600    ITT Industries, Inc.                                     127,984
      1,400    3M Co.                                                   111,958
                                                               ----------------
                                                                        705,018
                                                               ----------------
   Retail Trade (5.2%)
        900    Best Buy Co., Inc.                                        48,816
        500    eBay, Inc. (3)                                            45,970
      2,400    J.C. Penney Co., Inc.                                     84,672
      3,800    Lowe's Companies, Inc.                                   206,530
      5,500    Target Corp.                                             248,875
                                                               ----------------
                                                                        634,863
                                                               ----------------
   Technology Services (6.8%)
      1,300    Adobe Systems, Inc.                                       64,311
      3,100    Check Point Software Technology (3)                       52,607
      2,200    First Data Corp.                                          95,700
      8,600    Microsoft Corp.                                          237,790
      2,100    SAP AG                                                    81,795
      1,900    Symantec Corp. (3)                                       104,272
      3,600    Veritas Software Corp. (3)                                64,080
      3,700    Yahoo!, Inc. (3)                                         125,467
                                                               ----------------
                                                                        826,022
                                                               ----------------
   Transportation (1.4%)
      2,000    Burlington Northern Sante Fe Corp.                        76,620
      1,200    United Parcel Service, Inc.                               91,104
                                                               ----------------
                                                                        167,724
                                                               ----------------

Total common stocks                                                   7,621,940
(cost: $7,061,043)                                             ----------------


Bonds (31.5%) (2)

   Asset-Backed Securities (3.7%)
     82,435    Advanta Mortgage Loan Trust,
                 1999-3 A4, 7.75%, 10/25/26                              85,638
     70,978    Conseco Mfg. Housing
                 Series 2002, 6.03%, 3/1/33                              72,231
               Green Tree Financial Corp.:
     10,921      1995-5, 7.25%, 9/15/26                                  11,373
     59,792      1997-1 A6, 7.29%, 3/15/28                               64,544
    106,660      1999-4, 6.97%, 5/1/31                                  110,430
     49,560    Green Tree Home Equity Loan Trust,
                 1999-D A5, 7.88%, 9/15/30                               50,090
     50,000    Origen Mfg. Housing
                 Series 2001A, 7.08%, 3/15/32                            51,892
                                                               ----------------
                                                                        446,198
                                                               ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
Quantity/Par   Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------

   Collateralized Mortgage Obligations (2.0%)
     70,619    FHLMC, 3.25%, 4/15/32                                     69,483
               Washington Mutual Mtg. Pass-Through:
     67,445      Series 2002-S8, 5.25%, 1/25/18                          68,320
    109,775      Series 2003-MS5, 5.00%, 3/25/18                        109,966
                                                               ----------------
                                                                        247,769
                                                               ----------------
   Corporate Bonds (12.8%)
    100,000    Academica Charter School, 8.00%, 8/15/24                 101,834
               Continental Airlines:
     84,645      Series 2000-2 A1, 7.71%, 4/2/21                         82,251
     85,423      Series 2001-1B, 7.37%, 12/15/15                         67,002
    100,000    CSX Corp., 7.90%, 5/1/17                                 121,672
     50,000    Everest Reins. Hldgs., 8.75%, 3/15/10                     60,334
     35,000    Fifth Third Capital Trust, 8.14%, 3/15/27                 40,203
    100,000    General Motors Corp.,
                 Series 1991, 8.80%, 3/1/21                             109,546
    100,000    McDonald's Corp., 7.31%, 9/15/27                         107,206
    100,000    Morton Intl., Inc., 9.25%, 6/1/20                        138,160
    100,000    NB Capital Trust IV (Bank of America),
                 8.25%, 4/15/27                                         115,178
    208,230    Northwest Airlines Corp., 8.07%, 10/1/19                 228,771
    150,000    Prologis Trust, 7.625%, 7/1/17                           179,859
    100,000    Virginia Electric & Power, 8.25%, 3/1/25                 105,538
    100,000    Wells Fargo Capital, 7.96%, 12/15/26                     113,288
                                                               ----------------
                                                                      1,570,842
                                                               ----------------
   Federal Home Loan Mortgage Corporation (2.4%)
    100,000    7.50%, 3/1/31                                            107,332
     62,679    8.38%, 5/17/20                                            68,178
     77,424    8.50%, 10/1/30                                            84,141
      6,065    9.00%, 7/1/16                                              6,786
     20,300    9.00%, 7/1/16                                             22,712
                                                               ----------------
                                                                        289,149
                                                               ----------------

   Federal National Mortgage Association (5.9%)
     17,835    7.00%, 3/1/07                                             18,321
    133,861    7.00%, 10/1/11                                           142,052
     43,283    7.50%, 6/1/32                                             46,548
     40,488    8.00%, 7/1/26                                             44,311
     43,063    8.00%, 12/1/27                                            47,145
     96,497    8.00%, 2/1/31                                            104,984
     72,623    8.46%, 4/15/26                                            80,629
     40,057    9.00%, 6/1/27                                             44,856
     68,027    9.50%, 5/1/27                                             76,628
     18,197    9.75%, 1/15/13                                            20,100
      2,135    10.00%, 1/1/20                                             2,401
     59,772    10.00%, 7/1/26                                            67,107
     20,586    10.25%, 6/15/13                                           22,896
                                                               ----------------
                                                                        717,978
                                                               ----------------
   Government National Mortgage Association (3.1%)
     74,554    7.00%, 7/15/23                                            79,872
     94,511    7.50%, 7/15/23                                           102,320
      6,631    9.00%, 6/15/11                                             7,451
     17,225    9.00%, 6/15/09                                            18,758
     18,835    9.00%, 11/15/16                                           21,165
      2,504    9.50%, 7/20/05                                             2,568
      2,850    9.50%, 5/20/16                                             3,210
     63,342    9.50%, 9/15/30                                            71,725
     10,878    9.50%, 9/20/18                                            12,287
     13,461    9.50%, 2/20/19                                            15,208
      5,376    9.75%, 10/15/05                                            5,546
     28,854    10.00%, 3/20/16                                           32,219
      2,254    11.25%, 10/15/11                                           2,569
                                                               ----------------
                                                                        374,898
                                                               ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
Quantity/Par   Name of Issuer                                  Market Value (1)
--------------------------------------------------------------------------------

   Taxable Municipal Securities (0.9%)
      9,000    Bernalillo Multifamily. Series 1998A,
                  7.50%, 9/20/20                                          9,921
     43,000    CA Rural Home Mtg. Fin. Auth.
                 Rev. Series 2003A, 5.25%, 12/1/24                       43,123
     55,550    Tobacco Settlement Series 2001A,
                 7.67%, 5/15/16                                          56,137
                                                               ----------------
                                                                        109,181
                                                               ----------------


   U.S. Government Securities (0.7%)
    300,000    U.S. Treasury Strip, Zero Coupon,
                 5.64% Effective Yield, 11/15/27                         90,312
                                                               ----------------


Total bonds                                                           3,846,327
(cost: $3,789,030)                                             ----------------


Closed-End Mutual Funds (3.5%) (2)
      6,009    American Select Portfolio                                 82,564
        403    American Strategic, Inc. Portfolio                         5,219
     15,470    American Strategic, Inc. Portfolio II                    204,049
     10,609    American Strategic, Inc. Portfolio III                   133,037
                                                               ----------------

     Total closed-end mutual funds                                      424,869
     (cost: $368,185)                                          ----------------

Short-Term Securities (2.3%) (2)
    281,000    Sit Money Market Fund, 1.13% (4)                         281,000
     (cost: $281,000)                                          ----------------

Total investments in securities
     (cost: $11,499,258) (5)                                        $12,174,136
                                                               ================

Assets in Excess of Other Liabilities (0.3%)                             42,807

                                                               ----------------
Total Net Assets                                                    $12,216,943
                                                               ================


                                                               ----------------
Aggregate Cost                                                       11,499,258
                                                               ----------------

Gross Unrealized Appreciation                                         1,373,866
Gross Unrealized Depreciation                                          (698,988)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                               674,877
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================
Quantity      Name of Issuer                                    Market Value (1)
--------------------------------------------------------------------------------

Common Stocks (88.8%) (2)
      Africa/Middle East (8.3%)
         Israel (5.2%)
      8,000   Amdocs, Ltd. (Technology Services) (3)                    174,640
      2,500   Given Imaging, Ltd. (Health Technology) (3)                96,125
      5,200   Teva Pharmaceutical, A.D.R.
                 (Health Technology)                                    134,940
      4,500   Zoran Corp. (Electronic Technology) (3)                    70,740
                                                               ----------------
                                                                        476,445
                                                               ----------------
         South Africa (3.1%)
     12,100   Anglo American p.l.c. (Non-Energy Minerals)               290,118
                                                               ----------------

      Asia (56.0%)
         Australia (7.0%)
     21,410   BHP Billiton, Ltd., A.D.R. (Non-Energy
                 Minerals)                                              444,257
      1,800   Rio Tinto, A.D.R, (Non-Energy Minerals)                   195,570
                                                               ----------------
                                                                        639,827
                                                               ----------------

         China/Hong Kong (15.0%)
     44,500   China Mobile (Hong Kong), Ltd.
                 (Communications)                                       135,245
    109,000   Hongkong Land Holdings, Ltd. (Finance)                    214,730
      9,400   HSBC Holdings p.l.c. (Finance)                            149,473
     42,000   Li & Fung, Ltd. (Retail Trade)                             60,323
    512,000   PetroChina Co. (Energy Minerals)                          274,120
    276,000   PICC Property & Casualty Co., Ltd. (Finance) (3)           97,332
     55,627   Ports Design, Ltd. (Retail Trade)                         102,722
     13,000   Sun Hung Kai Properties, Ltd. (Finance)                   122,531
    118,000   Tsingtao Brewery Co., Ltd. (Consumer Non-
                 Durables)                                              118,030
     15,100   Wing Lung Bank, Ltd. (Finance)                            110,374
                                                               ----------------
                                                                      1,384,880
                                                               ----------------
         India (2.3%)
      6,500   ICICI Bank, A.D.R. (Finance)                               89,700
      5,000   Reliance Industries, Ltd., G.D.R.
                 (Energy Minerals)                                      116,950
                                                               ----------------
                                                                        206,650
                                                               ----------------
         Malaysia (2.1%)
     71,100   Astro All Asia Networks, p.l.c.
                 (Consumer Services) (3)                                 91,307
     47,000   Maxis Berhad (Communications)                             105,132
                                                               ----------------
                                                                        196,439
                                                               ----------------
         Russia (5.6%)
      1,500   LUKOIL, A.D.R. (Energy Minerals)                          186,000
        800   Mobile Telesystems, A.D.R.
                 (Communications)                                       115,992
      1,500   Vimpel Communications, A.D.R.
                 (Communications) (3)                                   163,200
      3,200   Yukos, A.D.R. (Energy Minerals)                            51,328
                                                               ----------------
                                                                        516,520
                                                               ----------------
         Singapore (1.2%)
     12,097   DBS Group Holdings, Ltd. (Finance)                        114,963
                                                               ----------------

         South Korea (14.8%)
        700   Cheil Communications, Inc.
                 (Commercial Services)                                   90,273
     16,007   Industrial Bank of Koea (Finance)                          96,042
      2,200   Kookmin Bank (Finance)                                     69,639
        600   Kookmin Bank, A.D.R. (Finance)                             19,104
      5,000   POSCO, A.D.R. (Non-Energy Minerals)                       189,250
      1,269   Samsung Electronics (Electronic
                 Technology)                                            504,735
      8,100   Shinhan Financial Group (Finance)                         139,983
        570   Shinsegae Co., Ltd. (Retail Trade)                        151,719
      5,100   SK Telecom Co., A.D.R. (Communications)                    99,195
                                                               ----------------
                                                                      1,359,940
                                                               ----------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)
================================================================================
Quantity      Name of Issuer                                    Market Value (1)
--------------------------------------------------------------------------------
         Taiwan (3.5%)
     52,000   Cathay Financial Holding Co., Ltd.
                 (Finance)                                               97,969
     86,887   Chinatrust Financial Holding Co., Ltd.
                 (Finance)                                               93,614
    102,460   Taiwan Semiconductor Co. (Electronic
                 Technology)                                            130,601
                                                               ----------------
                                                                        322,184
                                                               ----------------
         Thailand (4.5%)
     94,600   Advanced Info Service Public Co., Ltd.                    228,365
                 (Communications)
     50,600   Bangkok Bank Public Co., Ltd. (Finance) (3)               120,316
    278,800   Land & Houses Public Co., Ltd. (Consumer
                 Durables)                                               63,937
                                                               ----------------
                                                                        412,618
                                                               ----------------
      Europe (4.5%)
         Greece (1.2%)
      1,500   Tsakos Energy Navigation, Ltd., A.D.R.
                 (Transportation)                                        52,725
      3,500   Top Tankers, Inc. (Transportation) (3)                     55,965
                                                               ----------------
                                                                        108,690
                                                               ----------------
         Romania (2.0%)
      6,500   Central European Media Enterprises, Ltd.
                 (Consumer Services) (3)                                184,340
                                                               ----------------
         Spain (1.3%)
      2,592   Telefonica, A.D.R. (Communications)                       116,614
                                                               ----------------
      Latin America (20.0%)
         Brazil (9.9%)
      1,993   Banco Bradesco S.A. (Finance)                             104,669
      1,500   Brasil Telecom, A.D.R. (Communications)                    48,600
      5,100   Companhia Vale do Rio Doce, A.D.R.
                 (Non-Energy Minerals)                                  114,597
      3,883   Embraer de Aeronautica, A.D.R.
                 (Transportation)                                       102,511
      6,900   Pao de Acucar, A.D.R. (Retail Trade)                      137,931
      5,860   Petrobras (Energy Minerals)                               192,464
      2,800   Petrobras, A.D.R. (Energy Minerals)                        98,700
      8,600   Tele Norte Leste Participacoes, A.D.R.
                 (Communications)                                       113,778
                                                               ----------------
                                                                        913,250
                                                               ----------------
         Mexico (10.1%)
      5,200   America Movil, A.D.R. (Communications)                    202,956
      4,100   Grupo Televisa S.A., A.D.R. (Consumer
                 Services)                                              216,193
      2,500   Homex, A.D.R. (Consumer Durables) (3)                      51,625
      4,500   NII Holdings, Inc. (Communications) (3)                   185,445
      1,900   Telefonos de Mexico, A.D.R.
                 (Communications)                                        61,313
     64,770   Wal-Mart de Mexico (Retail Trade)                         219,545
                                                               ----------------
                                                                        937,077
                                                               ----------------
Total common stocks                                                   8,180,555
         (cost:  $6,746,114)                                   ----------------
Closed-End Mutual Fund (4.3%) (2)
     16,640   India Fund (Consumer Services)                            395,200
         (cost:  $276,224)                                     ----------------
Short-Term Securities (5.6%) (2)
    516,000   Sit Money Market Fund, 1.13% (4)                          516,000
         (cost:  $516,000)                                     ----------------
Total investments in securities
         (cost:  $7,538,338) (5)                                     $9,091,755
                                                               ================
Assets in Excess of Other Liabilities (1.6%)                            119,285
                                                               ----------------
Total Net Assets                                                     $9,211,040
                                                               ================
                                                               ----------------
Aggregate Cost                                                        7,538,338
                                                               ----------------
Gross Unrealized Appreciation                                         2,062,823
Gross Unrealized Depreciation                                          (509,406)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                             1,553,417
                                                               ================
Notes To Schedule of Investments
--------------------------------
(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------
Common Stocks (99.0%) (2)

Commercial Services (3.7%)
     47,700   Getty Images, Inc. (3)                                  2,637,810
    142,700   SkillSoft, A.D.R. (3)                                     954,663
     48,000   Zebra Technologies Corp. (3)                            2,928,480
                                                               ----------------
                                                                      6,520,953
                                                               ----------------
Communications (0.9%)
     37,250   NII Holdings, Inc. (3)                                  1,535,073
                                                               ----------------

Consumer Durables (2.1%)
     29,900   Polaris Industries, Inc.                                1,669,018
     54,900   Scientific Games Corp. (3)                              1,048,590
     40,500   WMS Industries, Inc. (3)                                1,040,445
                                                               ----------------
                                                                      3,758,053
                                                               ----------------
Consumer Non-Durables (1.7%)
     72,750   Coach, Inc. (3)                                         3,086,055
                                                               ----------------

Consumer Services (1.2%)
     45,000   Aztar Corp. (3)                                         1,192,500
     67,000   Corinthian Colleges, Inc. (3)                             903,160
                                                               ----------------
                                                                      2,095,660
                                                               ----------------
Electronic Technology (16.3%)
     21,500   Avid Technology, Inc. (3)                               1,007,705
     66,050   Brooks Automation, Inc. (3)                               934,608
     51,850   Cognex Corp.                                            1,358,470
    216,166   Conexant Systems, Inc. (3)                                348,027
    188,500   Cray, Inc. (3)                                            665,405
     78,700   Cymer, Inc. (3)                                         2,255,542
     51,800   Emulex Corp. (3)                                          596,736
    139,500   Foundry Networks, Inc. (3)                              1,323,855
    123,460   Intersil Corp.                                          1,966,718
    177,061   Juniper Networks, Inc. (3)                              4,178,640
     80,125   Kronos, Inc. (3)                                        3,548,736
    100,200   OmniVision Technologies, Inc. (3)                       1,417,830
     49,300   Plantronics, Inc. (3)                                   2,131,732
     71,200   Silicon Laboratories, Inc. (3)                          2,356,008
    330,300   Sonus Networks, Inc. (3)                                1,859,589
     23,550   Trimble Navigation, Ltd. (3)                              744,180
     69,800   Varian Semiconductor Equip. Associates, Inc. (3)        2,156,820
                                                               ----------------
                                                                     28,850,601
                                                               ----------------
Energy Minerals (9.4%)
    134,350   Carrizo Oil & Gas, Inc. (3)                             1,285,729
    126,950   Frontier Oil Corp.                                      2,997,289
    755,575   Gasco Energy, Inc. (3)                                  2,568,955
    155,100   Quicksilver Resources, Inc. (3)                         5,067,117
     73,300   Southwestern Energy Co. (3)                             3,077,867
     47,000   Spinnaker Exploration Co. (3)                           1,646,880
                                                               ----------------
                                                                     16,643,837
                                                               ----------------
Finance (8.8%)
     33,275   Affiliated Managers Group, Inc. (3)                     1,781,544
    105,200   Aspen Insurance Holdings, Ltd.                          2,420,652
     50,300   National Financial Partners Corp.                       1,799,734
    160,536   New York Community Bancorp, Inc.                        3,297,410
     68,000   Platinum Underwriters Holdings, Ltd.                    1,991,040
     57,770   UCBH Holdings, Inc.                                     2,257,074
     33,850   Wintrust Financial Corp.                                1,938,928
                                                               ----------------
                                                                     15,486,382
                                                               ----------------
Health Services (2.6%)
     43,000   Covance, Inc. (3)                                       1,718,710
     64,500   e-Research Technology, Inc. (3)                           859,785
     44,350   Stericycle, Inc. (3)                                    2,035,665
                                                               ----------------
                                                                      4,614,160
                                                               ----------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------

Health Technology (17.5%)
     43,500   Amylin Pharmaceuticals, Inc. (3)                          892,620
    105,600   Biosite, Inc. (3)                                       5,170,176
     75,200   Celgene Corp. (3)                                       4,378,896
     44,500   Connetics Corp. (3)                                     1,202,390
    210,850   CryoLife, Inc. (3)                                      1,530,771
    117,250   Dendreon Corp. (3)                                        986,072
    317,670   Encore Medical Corp. (3)                                1,581,997
     62,700   Given Imaging, Ltd. (3)                                 2,410,815
     23,500   Invitrogen Corp. (3)                                    1,292,265
     82,500   Kyphon, Inc. (3)                                        2,044,350
     37,450   Neurocrine Biosciences, Inc. (3)                        1,766,142
     58,000   NuVasive, Inc. (3)                                        612,480
     47,500   Salix Pharmaceuticals, Ltd. (3)                         1,022,200
    162,700   Sangamo BioSciences, Inc. (3)                             792,349
    106,400   Telik, Inc. (3)                                         2,372,720
     29,800   VCA Antech, Inc. (3)                                      614,774
     94,400   Wright Medical Group, Inc. (3)                          2,371,328
                                                               ----------------
                                                                     31,042,345
                                                               ----------------
Industrial Services (3.7%)
     29,300   CARBO Ceramics, Inc.                                    2,113,702
     80,500   Chicago Bridge & Iron Co.                               2,414,195
     45,600   Core Laboratories N.V. (3)                              1,121,304
     28,000   FMC Technologies, Inc. (3)                                935,200
                                                               ----------------
                                                                      6,584,401
                                                               ----------------
Process Industries (4.9%)
     75,250   Cuno, Inc. (3)                                          4,345,687
     33,950   Dionex Corp. (3)                                        1,857,065
     52,000   Millipore Corp. (3)                                     2,488,200
                                                               ----------------
                                                                      8,690,952
                                                               ----------------
Producer Manufacturing (6.3%)
     95,200   AMETEK, Inc.                                            2,886,464
     50,600   IDEX Corp.                                              1,718,376
     83,000   Joy Global, Inc.                                        2,853,540
     67,050   Kaydon Corp.                                            1,929,029
     30,800   Roper Industries, Inc.                                  1,769,768
                                                               ----------------
                                                                     11,157,177
                                                               ----------------
Retail Trade (5.1%)
     56,000   Advance Auto Parts, Inc. (3)                            1,926,400
     42,000   Aeropostale, Inc. (3)                                   1,100,400
     17,400   Cabela's Inc. (3)                                         414,990
     94,750   Chico's FAS, Inc. (3)                                   3,240,450
     74,200   PETCO Animal Supplies, Inc. (3)                         2,423,372
                                                               ----------------
                                                                      9,105,612
                                                               ----------------
Technology Services (8.3%)
     65,000   Altiris, Inc. (3)                                       2,057,250
    103,550   Business Objects S.A., A.D.R. (3)                       2,413,750
     24,300   CACI International, Inc. (3)                            1,282,554
     99,200   Citrix Systems, Inc. (3)                                1,737,984
    153,350   Informatica Corp. (3)                                     897,097
     37,500   InfoSpace, Inc. (3)                                     1,777,125
     50,700   Mercury Interactive Corp. (3)                           1,768,416
    115,400   Quest Software, Inc. (3)                                1,283,248
     41,950   SS&C Technologies, Inc.                                   819,284
      9,000   Websense, Inc. (3)                                        375,030
     45,700   Zix Corp. (3)                                             209,306
                                                               ----------------
                                                                     14,621,044
                                                               ----------------
Transportation (4.3%)
     77,350   C.H. Robinson Worldwide, Inc.                           3,588,266
     32,550   Tsakos Energy Navigation, Ltd.                          1,144,133
     48,700   UTI Worldwide, Inc.                                     2,864,047
                                                               ----------------
                                                                      7,596,446
                                                               ----------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------

Utilities (2.2%)
     70,600   Equitable Resources, Inc.                               3,834,286
                                                               ----------------

Total common stocks
(cost: $157,859,477)                                                175,223,037
                                                               ----------------

Short-Term Securities (1.1%) (2)
        2,013,000 Sit Money Market Fund, 1.13% (4)                    2,013,000
                                                               ----------------
(cost:  $2,013,000)


Total investments in securities
(cost:  $159,872,477)                                              $177,236,037
                                                               ================

Liabilities in Excess of Other Assets (-0.1%)                          (269,799)

                                                               ----------------
Total Net Assets                                                   $176,966,238
                                                               ================

                                                               ----------------
Aggregate Cost                                                      159,872,477
                                                               ----------------

Gross Unrealized Appreciation                                        35,580,087
Gross Unrealized Depreciation                                       (18,216,527)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                            17,363,559
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------
Common Stocks (96.9%) (2)

Consumer Durables (1.9%)
      6,800   Electronic Arts, Inc. (3)                                 312,732
                                                               ----------------

Electronic Technology (32.4%)
     10,000   Analog Devices, Inc.                                      387,800
     13,800   Applied Materials, Inc. (3)                               227,562
      9,000   Broadcom Corp. (3)                                        245,610
     25,200   Cisco Systems, Inc. (3)                                   456,120
      6,400   Cognex Corp.                                              167,680
     33,400   Conexant Systems, Inc. (3)                                 53,774
      9,000   Dell Computer Corp. (3)                                   320,400
     19,100   EMC Corp. (3)                                             220,414
     14,800   Foundry Networks, Inc. (3)                                140,452
      7,800   Hewlett-Packard Co.                                       146,250
     11,200   Intel Corp.                                               224,672
     25,617   Juniper Networks, Inc. (3)                                604,561
      6,200   KLA-Tencor Corp. (3)                                      257,176
      9,200   Lam Research Corp. (3)                                    201,296
     12,400   National Semiconductor Corp. (3)                          192,076
      5,200   PalmOne, Inc. (3)                                         158,288
     13,000   Qualcomm, Inc.                                            507,520
      2,000   Research In Motion, Ltd. (3)                              152,680
     11,200   Rimage Corp. (3)                                          156,800
     40,200   Sonus Networks, Inc. (3)                                  226,326
      6,800   Xilinx, Inc.                                              183,600
                                                               ----------------
                                                                      5,231,057
                                                               ----------------
Health Services (1.0%)
     12,150   e-Research Technology, Inc. (3)                           161,960
                                                               ----------------

Health Technology (29.7%)
      7,200   Amgen, Inc. (3)                                           408,096
      6,000   Biogen Idec, Inc. (3)                                     367,020
      4,200   Biomet, Inc.                                              196,896
      8,000   Boston Scientific Corp. (3)                               317,840
      4,600   Connetics Corp. (3)                                       124,292
      2,000   Cyberonics, Inc. (3)                                       40,920
     37,000   Elan Corp., A.D.R (3)                                     865,800
      3,400   Eyetech Pharmaceuticals, Inc. (3)                         115,566
      7,000   Genentech, Inc. (3)                                       366,940
     11,600   Gilead Sciences, Inc. (3)                                 433,608
      6,000   Given Imaging, Ltd. (3)                                   230,700
     12,800   Kyphon, Inc. (3)                                          317,184
      4,600   Medtronic, Inc.                                           238,740
     17,400   NuVasive, Inc. (3)                                        183,744
      6,000   St. Jude Medical, Inc. (3)                                451,620
     15,000   Tercica, Inc. (3)                                         135,000
                                                               ----------------
                                                                      4,793,966
                                                               ----------------
Process Industries (1.5%)
      5,000   Millipore Corp. (3)                                       239,250
                                                               ----------------

Producer Manufacturing (1.9%)
     11,400   Thermo Electron Corp. (3)                                 308,028
                                                               ----------------

Retail Trade (2.1%)
      3,600   eBay, Inc. (3)                                            330,984
                                                               ----------------

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------

Technology Services (26.4%)
      7,600   Adobe Systems, Inc.                                       375,972
      7,400   Amdocs, Ltd. (3)                                          161,542
     10,000   Autodesk, Inc.                                            486,300
     10,600   BEA Systems, Inc. (3)                                      73,246
      7,800   Business Objects, A.D.R. (3)                              181,818
      6,000   Check Point Software Technology (3)                       101,820
      8,200   Cognos, Inc. (3)                                          291,264
      8,200   First Data Corp.                                          356,700
      1,200   Google, Inc. (3)                                          155,520
      6,900   Mercury Interactive Corp. (3)                             240,672
      9,000   Microsoft Corp.                                           248,850
      3,600   NAVTEQ (3)                                                128,304
      7,800   SAP, A.D.R.                                               303,810
      8,000   Symantec Corp. (3)                                        439,040
     15,800   Veritas Software Corp. (3)                                281,240
     12,000   Yahoo!, Inc. (3)                                          406,920
      7,400   Zix Corp.                                                  33,892
                                                               ----------------
                                                                      4,266,910
                                                               ----------------

Total common stocks                                                  15,644,887
(cost:  $14,090,857)                                           ----------------

Short-Term Securities (0.9%) (2)
    147,000   Sit Money Market Fund, 1.13% (4)                          147,000
(cost:  $147,000)                                              ----------------

Total investments in securities
(cost:  $14,237,857)                                                $15,791,887
                                                               ================

Assets in Excess of Other Liabilities (2.2%)                            356,526

                                                               ----------------
Total Net Assets                                                    $16,148,413
                                                               ================

                                                               ----------------
Aggregate Cost                                                       14,237,857
                                                               ----------------

Gross Unrealized Appreciation                                         3,573,997
Gross Unrealized Depreciation                                        (2,575,267)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                               998,729
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity   Name of Issuer                                    Market Value (1)($)
--------------------------------------------------------------------------------
Common Stocks (90.6%) (2)

Commercial Services (1.3%)
      1,150   McGraw-Hill Companies, Inc.                                91,644
                                                               ----------------

Communications (1.9%)
      3,000   SBC Communcations, Inc.                                    77,850
      2,600   Vodafone Group, A.D.R.                                     62,686
                                                               ----------------
                                                                        140,536
                                                               ----------------
Consumer Durables (3.1%)
      1,100   Briggs & Stratton Corp.                                    89,320
      1,700   CLARCOR, Inc.                                              81,039
      1,000   Polaris Industries, Inc.                                   55,820
                                                               ----------------
                                                                        226,179
                                                               ----------------
Consumer Non-Durables (9.2%)
      2,500   Diageo p.l.c.                                             126,075
      2,600   General Mills, Inc.                                       116,740
      1,800   Kimberly-Clark Corp.                                      116,262
      2,900   PepsiCo, Inc.                                             141,085
      3,100   Procter & Gamble Co.                                      167,772
                                                               ----------------
                                                                        667,934
                                                               ----------------
Consumer Services (1.8%)
      1,500   H&R Block, Inc.                                            74,130
      1,600   International Game Technology                              57,520
                                                               ----------------
                                                                        131,650
                                                               ----------------
Electronic Technology (3.4%)
      2,000   Diebold, Inc.                                              93,400
      5,400   Hewlett-Packard Co.                                       101,250
      3,900   Nokia Corp., A.D.R.                                        53,508
                                                               ----------------
                                                                        248,158
                                                               ----------------
Energy Minerals (11.0%)
      3,900   BP p.l.c., A.D.R.                                         224,367
      4,500   Hugoton Royalty Trust                                     126,225
      3,750   Marathon Oil Corp.                                        154,800
      2,700   Occidental Petroleum Corp.                                151,011
      1,400   Total S.A.                                                143,038
                                                               ----------------
                                                                        799,441
                                                               ----------------
Finance (17.9%)
      1,800   AMB Property Corp.                                         66,636
      3,900   Citigroup, Inc.                                           172,068
      2,750   General Growth Properties, Inc.                            85,250
      2,350   J.P. Morgan Chase & Co.                                    93,365
      2,000   Lincoln National Corp.                                     94,000
      1,400   Mercury General Corp.                                      74,046
      2,900   Montpelier Re Holdings, Ltd.                              106,372
      2,566   New York Community Bancorp, Inc.                           52,706
      2,400   Platinum Underwriters Holdings, Ltd.                       70,272
      1,900   Prudential Financial, Inc.                                 89,376
      1,900   T. Rowe Price Group, Inc.                                  96,786
      2,950   U.S. Bancorp                                               85,255
      3,600   Wells Fargo Co.                                           214,668
                                                               ----------------
                                                                      1,300,800
                                                               ----------------
Health Technology (8.1%)
      1,200   Abbott Laboratories                                        50,832
      1,200   Becton, Dickinson & Co.                                    62,040
      4,500   Bristol-Myers Squibb Co.                                  106,515
      1,750   Eli Lilly and Co.                                         105,087
      3,600   Merck & Co., Inc.                                         118,800
      4,700   Pfizer, Inc.                                              143,820
                                                               ----------------
                                                                        587,094
                                                               ----------------
Industrial Services (2.5%)
      2,950   Kinder Morgan, Inc.                                       185,319
                                                               ----------------

Process Industries (5.7%)
      4,100   Bemis Company, Inc.                                       108,978
      2,200   E.I. Du Pont de Nemours & Co.                              94,160
        600   Potash Corp.                                               38,502
        700   PPG Industries, Inc.                                       42,896
      3,000   Sherwin-Williams Co.                                      131,880
                                                               ----------------
                                                                        416,416
                                                               ----------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity   Name of Issuer                                    Market Value (1)($)
--------------------------------------------------------------------------------

Producer Manufacturing (11.7%)
      2,150   American Power Conversion Corp.                            37,388
        900   Caterpillar, Inc.                                          72,405
      1,100   Deere & Co.                                                71,005
      7,500   General Electric Co.                                      251,850
        800   IDEX Corp.                                                 27,168
        950   Illinois Tool Works, Inc.                                  88,512
      1,000   ITT Industries, Inc.                                       79,990
      1,000   United Technologies Corp.                                  93,380
      1,650   3M Co.                                                    131,951
                                                               ----------------
                                                                        853,649
                                                               ----------------
Retail Trade (2.2%)
      5,050   Limited Brands                                            112,564
      2,850   Pier 1 Imports, Inc.                                       51,528
                                                               ----------------
                                                                        164,092
                                                               ----------------
Transportation (5.1%)
      1,500   Burlington Northern Santa Fe Corp.                         57,465
        800   C.H. Robinson Worldwide, Inc.                              37,112
      4,500   Top Tankers, Inc.                                          71,955
      1,900   Tsakos Energy Navigation, Ltd.                             66,785
      1,850   United Parcel Service, Inc.                               140,452
                                                               ----------------
                                                                        373,769
                                                               ----------------
Utilities (5.7%)
      1,200   Entergy Corp.                                              72,732
      2,300   Equitable Resources, Inc.                                 124,913
      2,800   MDU Resources Group, Inc.                                  73,724
      1,500   South Jersey Industries, Inc.                              71,625
      3,400   Westar Energy, Inc.                                        68,680
                                                               ----------------
                                                                        411,674
                                                               ----------------

Total common stocks                                                   6,598,355
(cost:  $6,390,583)                                            ----------------


Closed-End Mutual Funds (3.8%) (2)
      4,700   Kayne Anderson MLP Invest. Co.                            118,910
      6,200   Tortoise Energy Infrastructure Corp.                      161,200
                                                               ----------------

Total closed-end mutual funds                                           280,110
(cost:  $270,375)                                              ----------------

Short-Term Securities (4.6%) (2)
    338,000   Sit Money Market Fund, 1.13% (4)                          338,000
(cost:  $338,000)                                              ----------------

Total investments in securities
(cost:  $6,998,958)                                                  $7,216,465
                                                               ================

Assets in Excess of Other Liabilities (1.0%)                             66,777

                                                               ----------------
Total Net Assets                                                     $7,283,242
                                                               ================


                                                               ----------------
Aggregate Cost                                                        6,998,958
                                                               ----------------

Gross Unrealized Appreciation                                           470,680
Gross Unrealized Depreciation                                          (253,173)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                               217,507
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Sit Mutual Funds, Inc.

By:           /s/ Paul E. Rasmussen
              -----------------------------------------
              Paul Rasmussen
              Vice President and Treasurer
Date:         November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Paul E. Rasmussen
              -----------------------------------------
              Paul Rasmussen
              Vice President and Treasurer
Date:         November 24, 2004

By:           /s/ Eugene C. Sit
              -----------------------------------------
              Eugene C. Sit
              Chairman
Date:         November 24, 2004